BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 1.9%
(a)(b) (c)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.32%, 08/15/30 ............ USD 500 $ 500,036
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.16%,
04/20/31 ...................... 396 396,009
Total Asset-Backed Securities — 1.9%
(Cost: $895,847) ................................ 896,045
Foreign Government Obligations — 3.9%
Austria — 0.1%
Republic of Austria, 2.10%
,
09/20/17
(b)(d)
... EUR 21 38,854
China — 3.5%
People's Republic of China:
1.99%, 04/09/25 ................. CNY 6,120 927,259
2.68%, 05/21/30 ................. 4,850 733,908
1,661,167
Russia — 0.2%
Russian Federation:
7.65%, 04/10/30 ................. RUB 728 10,291
5.90%, 03/12/31 ................. 5,030 62,959
6.10%, 07/18/35 ................. 1,794 21,931
95,181
Spain — 0.1%
Kingdom of Spain, 3.45%
,
07/30/66
(b)(d)
.... EUR 45 79,929
Total Foreign Government Obligations — 3.9%
(Cost: $1,780,694) .............................. 1,875,131
Non-Agency Mortgage-Backed Securities — 7.6%
Commercial Mortgage-Backed Securities — 6.8%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 0.96%, 09/15/34
(a)(b)
......... USD 121 120,999
BFLD Trust, Series 2020-EYP, Class A, (LIBOR
USD 1 Month + 1.15%), 1.23%, 10/15/35
(a)(b)
128 128,640
BPR Trust, Series 2021-TY, Class A, (LIBOR
USD 1 Month + 1.05%), 1.15%, 09/25/38
(a)(b)
102 102,255
BX Commercial Mortgage Trust
(b)
:
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 1.00%, 10/15/36
(a)
.. 88 88,538
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.53%, 10/15/36
(a)
.. 265 265,340
Series 2020-FOX, Class B, (LIBOR USD 1
Month + 1.35%), 1.43%, 11/15/32
(a)
.. 129 129,289
Series 2020-VIV4, Class A, 2.84%, 03/09/44 160 166,731
BX Trust
(b)
:
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 275 293,958
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 1.28%, 01/15/34
(a)
.. 30 30,028
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 1.36%, 06/15/23
(a)
.. 50 50,047
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(b)
..................... 140 142,491
Citigroup Commercial Mortgage Trust, Series
2016-P6, Class B, 4.36%, 12/10/49
(a)
... 50 54,703
Commercial Mortgage Trust:
Series 2017-COR2, Class AM, 3.80%,
09/10/50 .................... 19 21,192
Series 2017-PANW, Class A, 3.24%,
10/10/29
(b)
................... 350 362,631
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(b)
..................... USD 100 $ 102,772
CSAIL Commercial Mortgage Trust:
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(a)
................... 42 47,025
Series 2019-C16, Class A3, 3.33%,
06/15/52 .................... 134 145,038
Series 2019-C17, Class C, 3.93%, 09/15/52 80 84,270
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, (LIBOR USD 1 Month +
0.80%), 0.88%, 02/15/38
(a)(b)
......... 100 100,101
Great Wolf Trust, Series 2019-WOLF, Class
A, (LIBOR USD 1 Month + 1.03%), 1.12%,
12/15/36
(a)(b)
.................... 90 89,972
GS Mortgage Securities Corp. Trust, Series
2020-TWN3, Class A, (LIBOR USD 1 Month
+ 2.00%), 2.08%, 11/15/37
(a)(b)
........ 170 170,746
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.56%, 07/10/39
(a)(b)
.... 101 104,575
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2020-609M, Class
A, (LIBOR USD 1 Month + 1.37%), 1.45%,
10/15/33
(a)(b)
.................... 100 100,124
KKR Industrial Portfolio Trust, Series 2020-AIP,
Class A, (LIBOR USD 1 Month + 1.04%),
1.12%, 03/15/37
(a)(b)
............... 33 32,804
Morgan Stanley Capital I Trust
(a)
:
Series 2018-H3, Class B, 4.62%, 07/15/51 34 38,537
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 0.98%, 07/15/35
(b)
.. 130 129,999
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, (LIBOR USD 1
Month + 1.20%), 1.28%, 05/15/31
(a)(b)
... 140 140,434
3,243,239
Interest Only Commercial Mortgage-Backed Securities — 0.8%
(a)
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF3, Class XA, 1.00%,
10/15/54
(b)
..................... 110 6,161
Benchmark Mortgage Trust, Series 2020-B20,
Class XA, 1.74%, 10/15/53 .......... 1,017 108,449
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class XA, 1.73%, 06/15/52 .. 1,537 151,195
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.62%, 10/15/52 ...... 985 92,894
358,699
Total Non-Agency Mortgage-Backed Securities — 7.6%
(Cost: $3,569,158) .............................. 3,601,938
U.S. Government Sponsored Agency Securities — 65.2%
Agency Obligations — 1.0%
Federal Home Loan Bank, 4.00%, 04/10/28 . 400 467,363
Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K104, Class X1,
1.25%, 02/25/52
(a)
................ 177 14,387
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ..... 93 99,336
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.79%, 07/20/39
(a)
............. 64 74,325
188,048

BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ............... USD 159 $ 167,533
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ............... 127 134,300
301,833
Interest Only Collateralized Mortgage Obligations — 0.3%
Federal National Mortgage Association:
Series 2020-32, 4.00%, 05/25/50 ...... 119 17,810
Series 2020-32, Class PI, 4.00%, 05/25/50 135 20,049
Government National Mortgage Association:
Series 2020-115, Class IM, 3.50%, 08/20/50 158 21,226
Series 2020-146, Class DI, 2.50%, 10/20/50 167 19,759
Series 2020-162, Class TI, 2.50%, 10/20/50 347 44,097
Series 2020-175, Class DI, 2.50%, 11/20/50 93 10,909
Series 2020-185, Class MI, 2.50%, 12/20/50 190 23,593
157,443
Interest Only Commercial Mortgage-Backed Securities — 1.2%
Federal Home Loan Mortgage Corp., Series
2015-K718, Class X2A, 0.10%, 02/25/48
(b)
11,868 1,315
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(a)
:
Series K094, Class X1, 1.02%, 06/25/29 . 183 11,093
Series K105, Class X1, 1.64%, 03/25/53 . 551 61,087
Series K107, Class X1, 1.71%, 01/25/30 . 161 18,710
Series K109, Class X1, 1.70%, 04/25/30 . 123 14,266
Series K113, Class X1, 1.49%, 06/25/30 . 200 21,041
Series K115, Class X1, 1.43%, 06/25/30 . 256 25,814
Series K116, Class X1, 1.53%, 07/25/30 . 100 10,639
Series K119, Class X1, 1.03%, 09/25/30 . 150 10,768
Series K120, Class X1, 1.13%, 10/25/30 . 736 58,851
Series K122, Class X1, 0.97%, 11/25/30 . 219 15,090
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.94%, 01/25/58
(a)
......... 224 39,290
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2002-83, 0.00%, 10/16/42
(e)
..... 211 —
Series 2003-17, 1.1E-05%, 03/16/43
(e)
.. 193 —
Series 2003-109, 1.1E-05%, 11/16/43 ... 384 15
Series 2016-22, 0.78%, 11/16/55 ...... 1,176 37,210
Series 2016-45, 0.86%, 02/16/58 ...... 636 30,263
Series 2016-92, 0.77%, 04/16/58 ...... 209 9,186
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.09%, 02/16/58 ......... 701 42,953
Series 2016-151, 1.01%, 06/16/58 ..... 664 37,037
Series 2017-30, 0.61%, 08/16/58 ...... 291 10,944
Series 2017-44, 0.63%, 04/17/51 ...... 301 11,541
Series 2017-53, 0.55%, 11/16/56 ...... 1,887 75,839
Series 2017-61, 0.74%, 05/16/59 ...... 194 10,065
Series 2017-64, 0.75%, 11/16/57 ...... 172 8,920
561,937
Mortgage-Backed Securities — 61.6%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31 .......... 109 114,936
3.00%, 09/01/27 - 12/01/46 .......... 186 198,369
3.50%, 04/01/31 - 01/01/48 .......... 248 270,294
4.00%, 08/01/40 - 12/01/45 .......... 34 37,477
4.50%, 02/01/39 - 07/01/47 .......... 124 138,392
5.00%, 11/01/41 ................. 53 59,708
5.50%, 06/01/41 ................. 58 67,919
8.00%, 03/01/30 - 06/01/31 .......... 9 9,204
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association:
3.50%, 11/01/46 ................. USD 107 $ 115,865
4.00%, 01/01/41 ................. 3 3,522
Government National Mortgage Association:
2.00%, 10/15/51
(f)
................ 1,267 1,285,263
2.50%, 10/15/51
(f)
................ 969 1,000,303
3.00%, 02/15/45 - 03/20/50 .......... 696 728,058
3.00%, 10/15/51
(f)
................ 932 973,722
3.50%, 01/15/42 - 10/20/46 .......... 590 629,954
3.50%, 10/15/51 - 11/15/51
(f)
......... 242 254,275
4.00%, 10/20/40 - 01/15/48 .......... 381 413,285
4.50%, 12/20/39 - 08/20/50 .......... 478 530,555
5.00%, 07/15/39 - 07/20/44 .......... 39 45,515
5.00%, 10/15/51
(f)
................ 126 135,667
Uniform Mortgage-Backed Securities:
1.50%, 10/25/36 - 11/25/51
(f)
......... 1,759 1,727,012
2.00%, 10/01/31 - 03/01/32 .......... 66 68,649
2.00%, 10/25/36 - 11/25/51
(f)
......... 7,581 7,615,190
2.50%, 04/01/30 - 10/01/35 .......... 423 445,166
2.50%, 10/25/51 - 11/25/51
(f)
......... 5,859 6,038,968
3.00%, 04/01/29 - 08/01/50 .......... 1,447 1,543,472
3.00%, 10/25/51 - 11/25/51
(f)
......... 1,054 1,101,690
3.50%, 08/01/30 - 08/01/50 .......... 782 841,660
3.50%, 10/25/36 - 11/25/51
(f)
......... 685 724,781
4.00%, 09/01/33 - 06/01/50 .......... 772 849,423
4.00%, 10/25/51
(f)
................ 242 259,276
4.50%, 06/01/26 - 07/01/48 .......... 409 456,267
5.00%, 02/01/35 - 12/01/43 .......... 126 142,713
5.00%, 10/25/51
(f)
................ 4 4,397
5.50%, 11/01/21 - 09/01/39 .......... 166 191,246
6.00%, 04/01/35 - 09/01/40 .......... 125 147,187
6.50%, 05/01/40 ................. 27 31,434
29,200,814
Total U.S. Government Sponsored Agency Securities — 65.2%
(Cost: $30,922,677) .............................. 30,877,438
U.S. Treasury Obligations — 40.6%
U.S. Treasury Bonds:
4.25%, 05/15/39 ................. 160 218,100
4.50%, 08/15/39 ................. 160 224,719
4.38%, 11/15/39 ................. 160 221,725
1.75%, 08/15/41 ................. 1 1,338
3.13%, 02/15/43 ................. 610 726,877
2.88%, 05/15/43 - 11/15/46 .......... 1,200 1,383,455
3.63%, 08/15/43 ................. 610 782,968
3.75%, 11/15/43 ................. 610 798,052
3.00%, 02/15/48 ................. 590 701,547
2.25%, 08/15/49 ................. 727 753,581
1.63%, 11/15/50 ................. 105 94,332
U.S. Treasury Notes:
1.50%, 01/31/22 - 08/15/26 .......... 4,050 4,104,075
1.75%, 04/30/22 - 07/31/24 .......... 2,905 2,951,096
2.13%, 12/31/22 - 05/15/25 .......... 2,470 2,564,748
2.00%, 02/15/25 ................. 1,470 1,537,586
2.25%, 08/15/27 ................. 1,180 1,254,165
2.88%, 08/15/28 ................. 350 386,627
3.13%, 11/15/28 ................. 350 393,231
1.63%, 08/15/29 ................. 125 127,314
Total U.S. Treasury Obligations — 40.6%
(Cost: $18,352,916) .............................. 19,225,536
Total Long-Term Investments — 119.2%
(Cost: $55,521,292) .............................. 56,476,088

BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Short-Term Securities — 24.2%
Money Market Funds — 15.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(g)(h)
................. 7,264,293 $ 7,264,293
Total Money Market Funds — 15.3%
(Cost: $7,264,293) .............................. 7,264,293
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities — 8.9%
Federal Home Loan Bank Discount Notes,
0.04%, 03/23/22
(i)
............... USD 4,200 4,198,991
Total U.S. Government Sponsored Agency Securities — 8.9%
(Cost: $4,199,193) .............................. 4,198,991
Total Short-Term Securities — 24.2%
(Cost: $11,463,486) .............................. 11,463,284
Total Options Purchased — 0.0%
(Cost: $71,816) ................................ 33,316
Total Investments Before Options Written and TBA Sale
Commitments — 143.4%
(Cost: $67,056,594 ) .............................. 67,972,688
Total Options Written — (0.2)%
(Premium Received — $151,864) .................... (127,699)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments — (12.1)%
(f)
Mortgage-Backed Securities — (12.1)%
Government National Mortgage Association:
2.00% ,  10/15/51 ................. USD 23 $ (23,331)
3.50% ,  10/15/51 ................. 92 (97,146)
4.00% ,  10/15/51 ................. 25 (26,530)
4.50% ,  10/15/51 ................. 409 (436,097)
Uniform Mortgage-Backed Securities:
2.50% ,  10/25/36 - 11/25/51 .......... 296 (304,671)
3.00% ,  10/25/36 - 10/25/51 .......... 567 (593,910)
1.50% ,  10/25/51 ................. 632 (614,369)
2.00% ,  10/25/51 ................. 3,383 (3,392,118)
3.50% ,  10/25/51 ................. 100 (105,807)
4.00% ,  10/25/51 ................. 31 (33,213)
4.50% ,  10/25/51 ................. 98 (105,985)
Total TBA Sale Commitments — (12.1)%
(Proceeds: $5,769,156) ........................... (5,733,177)
Total Investments Net of Options Written and TBA Sale
Commitments — 131.1%
(Cost: $61,135,574 ) .............................. 62,111,812
Liabilities in Excess of Other Assets — (31.1)% ........... (14,733,246)
Net Assets — 100.0% .............................. $ 47,378,566
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
U.S. dollar denominated security issued by foreign domiciled entity.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Represents or includes a TBA transaction.
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.
(i)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ — $ 7,264,293 $ — $ — $ — $ 7,264,293 7,264,293 $ 173 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 15 12/21/21 $ 1,976 $ (1,496)
U.S. Treasury 10 Year Ultra Note ............................................... 2 12/21/21 291 657
U.S. Treasury Ultra Bond .................................................... 2 12/21/21 383 (4,553)
U.S. Treasury 2 Year Note .................................................... 30 12/31/21 6,602 (6,629)
90-day Eurodollar ......................................................... 15 12/19/22 3,731 604
(11,417)
Short Contracts
Euro- Buxl ............................................................... 1 12/08/21 236 7,617
U.S. Treasury Long Bond .................................................... 4 12/21/21 638 11,531
U.S. Treasury 5 Year Note .................................................... 6 12/31/21 737 (1,099)
90-day Eurodollar ......................................................... 20 03/18/24 4,936 (28)
18,021
$ 6,604
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
KZT 576,576 USD 1,320 Citibank NA 10/08/21 $ 33
USD 11,829 EUR 10,000 State Street Bank and Trust Co. 10/20/21 242
USD 10,000 MXN 201,940 State Street Bank and Trust Co. 10/20/21 242
USD 10,000 PLN 39,399 Citibank NA 10/20/21 94
USD 7,413 MXN 149,000 Barclays Bank plc 10/29/21 222
USD 8,208 MXN 166,000 Citibank NA 10/29/21 197
USD 5,032 MXN 103,026 Goldman Sachs International 10/29/21 60
USD 19,066 CAD 24,000 Royal Bank of Canada 12/15/21 118
USD 124,375 EUR 105,000 BNP Paribas SA 12/15/21 2,558
USD 124,465 EUR 105,000 HSBC Bank plc 12/15/21 2,648
6,414
EUR 10,000 USD 11,831 Citibank NA 10/20/21 (244)
MXN 199,642 USD 10,000 Natwest Markets plc 10/20/21 (353)
USD 3,435 RUB 255,179 Credit Suisse International 10/26/21 (59)
USD 28,179 RUB 2,092,517 HSBC Bank plc 10/26/21 (472)
USD 5,043 RUB 377,029 JPMorgan Chase Bank NA 10/26/21 (119)
USD 52,792 RUB 3,932,141 Morgan Stanley & Co. International plc 10/26/21 (1,048)
MXN 214,656 USD 10,734 BNP Paribas SA 10/29/21 (375)
MXN 207,610 USD 10,385 Deutsche Bank AG 10/29/21 (366)
USD 3,234 RUB 239,825 Citibank NA 12/02/21 (29)
USD 4,174 RUB 308,700 HSBC Bank plc 12/02/21 (26)
USD 1,167,506 CNY 7,578,514 Barclays Bank plc 12/15/21 (1,002)
(4,093)
$ 2,321
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch HSBC Bank plc 03/10/22 CNH 6.70 CNH 6.70 USD 10 $ 1,794
$ –

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar December 2021 Futures .......... 175 12/10/21 USD 99.38 USD 43,750 $ 9,844
90-day Eurodollar March 2022 Futures ............. 20 03/11/22 USD 98.75 USD 5,000 10,125
$ 19,969
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Goldman Sachs International 10/20/21 MXN 20.30 USD 15 $ 332
AUD Currency ........................... Goldman Sachs International 11/10/21 USD 0.74 AUD 316 974
EUR Currency ........................... BNP Paribas SA 11/10/21 USD 1.18 EUR 305 542
GBP Currency ........................... UBS AG 11/10/21 USD 1.37 GBP 183 1,054
AUD Currency ........................... Citibank NA 11/12/21 USD 0.74 AUD 316 1,017
EUR Currency ........................... Standard Chartered Bank 11/12/21 USD 1.18 EUR 305 742
GBP Currency ........................... Standard Chartered Bank 11/12/21 USD 1.37 GBP 183 1,045
5,706
Put
USD Currency ........................... Royal Bank of Canada 11/10/21 CAD 1.25 USD 277 1,205
USD Currency ........................... Morgan Stanley & Co. International plc 11/12/21 CAD 1.25 USD 277 947
2,152
$ 7,858
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.74% Semi-Annual Bank of America NA 11/10/21 0.74 % USD 641 $ 60
Put
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 02/22/22 2.25 USD 1,150 3,635
$ 3,695
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar March 2022 Futures .............. 20 03/11/22 USD 98.25 USD 5,000 $ (2,875)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.44% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 12/09/21 1.44 % USD 400 $ (2,641)

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/02/22 1.75 % USD 200 $ (5,125)
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 04/20/22 1.84 USD 1,000 (31,662)
10-Year Interest Rate Swap
(a)
1.99% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/28/22 1.99 USD 1,000 (41,784)
(81,212)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.44% Semi-Annual Bank of America NA 12/09/21 1.44 USD 400 (7,798)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Deutsche Bank AG 03/02/22 1.75 USD 200 (2,554)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Barclays Bank plc 04/20/22 1.84 USD 1,000 (13,454)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.99% Semi-Annual Deutsche Bank AG 10/28/22 1.99 USD 1,000 (19,806)
(43,612)
$ (124,824)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.76% Annual 6 month WIBOR Semi-Annual N/A 06/18/23 PLN 82 $ 104 $ — $ 104
0.83% Semi-Annual 6 month WIBOR Semi-Annual N/A 06/22/23 PLN 191 180 — 180
0.60% Annual 6 month WIBOR Semi-Annual N/A 07/23/23 PLN 45 109 — 109
28 day MXIBTIIE Monthly 5.84% Monthly N/A 08/14/23 MXN 1,238 (504) — (504)
1.39% Annual 3 month WIBOR Quarterly 09/05/22
(a)
09/05/23 PLN 136 106 — 106
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 04/07/24 USD 64 (115) — (115)
28 day MXIBTIIE Monthly 6.11% Monthly N/A 08/15/24 MXN 806 (591) — (591)
28 day MXIBTIIE Monthly 6.12% Monthly N/A 08/15/24 MXN 48 (34) — (34)
3 month LIBOR Quarterly 0.89% Semi-Annual N/A 06/04/26 USD 800 (2,509) — (2,509)
1.03% Semi-Annual 3 month LIBOR Quarterly N/A 06/04/26 USD 800 (2,941) — (2,941)
1.69% Annual 6 month WIBOR Semi-Annual N/A 09/07/26 PLN 142 287 — 287
0.99% Semi-Annual 3 month LIBOR Quarterly 11/12/21
(a)
11/12/26 USD 105 654 — 654
1.61% Semi-Annual 3 month LIBOR Quarterly N/A 10/01/29 USD 400 (8,695) — (8,695)
28 day MXIBTIIE Monthly 7.08% Monthly N/A 09/02/31 MXN 331 (408) — (408)
$ (14,357) $ — $ (14,357)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.47% At Termination 04/26/31 USD 225 $ (9,046) $ — $ (9,046)
1 month USCPI At Termination 2.54% At Termination 06/18/31 USD 360 (9,443) — (9,443)
1 month USCPI At Termination 2.53% At Termination 08/11/31 USD 214 (3,394) — (3,394)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 53 (11,265) — (11,265)
UK Retail Price Index All
Items Monthly At Termination 3.79% At Termination 09/15/41 GBP 19 (103) — (103)

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
i
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UK Retail Price Index All
Items Monthly At Termination 3.89% At Termination 09/15/41 GBP 9 $ 334 $ — $ 334
$ (32,917) $ — $ (32,917)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 month USCPI ....................................... U.S. Consumer Price Index 5.40%
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.75
3 month LIBOR ....................................... London Interbank Offered Rate 0.13
3 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.13
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.21
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
CNH Chinese Yuan Offshore
CNY Chinese Yuan
EUR Euro
GBP British Pound
KZT Kazakhstani Tenge
MXN Mexican Peso
PLN Polish Zloty
RUB New Russian Ruble
USD United States Dollar
Portfolio Abbreviations
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 896,045 $ — $ 896,045
Foreign Government Obligations .............................. — 1,875,131 — 1,875,131
Non-Agency Mortgage-Backed Securities ........................ — 3,601,938 — 3,601,938
U.S. Government Sponsored Agency Securities .................... — 30,877,438 — 30,877,438
U.S. Treasury Obligations ................................... — 19,225,536 — 19,225,536
Short-Term Securities:
Money Market Funds ...................................... 7,264,293 — — 7,264,293
U.S. Government Sponsored Agency Securities .................... — 4,198,991 — 4,198,991
Options Purchased:
Foreign currency exchange contracts ........................... — 9,652 — 9,652
Interest rate contracts ...................................... 19,969 3,695 — 23,664
Liabilities:
Investments:
TBA Sale Commitments .................................... — (5,733,177) — (5,733,177)
$ 7,284,262 $ 54,955,249 $ — $ 62,239,511
Derivative Financial Instruments
(a)
Assets:
Foreign currency exchange contracts ............................ $ — $ 6,414 $ — $ 6,414
Interest rate contracts ....................................... 20,409 1,440 — 21,849
Other contracts ........................................... — 334 — 334
Liabilities:
Foreign currency exchange contracts ............................ — (4,093) — (4,093)
Interest rate contracts ....................................... (16,680) (140,621) — (157,301)
Other contracts ........................................... — (33,251) — (33,251)
$ 3,729 $ (169,777) $ — $ (166,048)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.